UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number    811-09281
                                                 --------------------------

                          Hilliard Lyons Research Trust
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              501 South 4th Street
                              Louisville, KY 40202
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Joseph C. Curry, Jr.
                              501 South 4th Street
                              Louisville, KY 40202
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-444-1854
                                                           -------------

                     Date of fiscal year end: June 30, 2005
                                             --------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                                      MARKET
PRINCIPAL         DESCRIPTION                                          VALUE
---------         -----------                                         ------

COMMON STOCK -- 73.4%
--------------------------------------------------------------------------------
                  SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 66.1%
                  --------------------------------------------------------------
    9,000           ABC Bancorp                                    $    181,530
  133,200           BancorpSouth, Inc.                                3,062,268
   50,400           Bank of America Corp.                             2,183,832
  113,000           BNCCORP, Inc.*                                    1,646,975
  147,000           C&F Financial Corp.                               5,586,000
   20,100           Camden National Corp.                               693,651
   44,100           Central Pacific Financial Corp.                   1,213,632
   21,920           Chemical Financial Corp.                            800,518
   22,700           Citigroup, Inc.                                   1,001,524
   28,700           City Holding Co.                                    943,943
   25,400           Community Bank System, Inc.                         638,302
  214,900           First Mariner Bancorp, Inc.*                      3,696,280
   21,965           FNB Financial Services Corp.                        422,826
  223,900           Fremont General Corp.                             5,183,285
  342,400           Greater Bay Bancorp                               9,844,000
  269,600           Intervest Bancshares Corp.*                       4,515,800
  320,700           Irwin Financial Corp.                             8,280,474
  193,000           J.P. Morgan Chase & Co.                           7,667,890
  360,400           KeyCorp                                          11,388,640
   21,600           Leesport Financial Corp.                            486,000
   59,137           MainSource Financial Group, Inc.                  1,212,309
   62,700           Merchants Bancshares, Inc.                        1,802,625
   99,800           National Bankshares, Inc.                         4,361,260
  275,200           National City Corp.                              10,628,224
  130,500           North Valley Bancorp                              2,330,730
  302,018           Northrim BanCorp, Inc.                            6,599,093
   39,300           Oriental Financial Group, Inc.                    1,063,458
  550,500           Pab Bankshares, Inc.                              7,046,400
   78,000           Penns Woods Bancorp, Inc.                         3,646,890
   13,000           Princeton National Bancorp, Inc.                    380,900
  221,800           Regions Financial Corp.                           7,332,708
  503,041           Sun Bancorp, Inc.* (NJ)                          11,031,689
   76,800           U.S. Bancorp                                      2,219,520
   51,900           Umpqua Holdings Corp.                             1,170,864
   72,900           Union Bankshares Corp.                            2,271,564
   15,100           Unionbancal Corp.                                   894,071
  171,600           United Security Bancshares, Inc.                  4,804,800
  218,042           Wachovia Corp.                                   10,237,072
   64,800           Washington Banking Co.                              972,000
                                                                   ------------
                                                                    149,443,547
                                                                   ------------
                  STATE & NATIONAL BANKS -- 7.3%
                  --------------------------------------------------------------
  402,600           Capital Crossing Bank*                           10,242,144
  224,300           The South Financial Group, Inc.                   6,325,260
                                                                   ------------
                                                                     16,567,404
                                                                   ------------
                      TOTAL COMMON STOCK (COST $145,486,150)        166,010,951
                                                                   ------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                                                      MARKET
PRINCIPAL         DESCRIPTION                                          VALUE
---------         -----------                                         ------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.6%
                  --------------------------------------------------------------
60,249,000          Federal Home Loan Banks
                    1.57%, 10/01/04                                $ 60,249,000
                                                                   ------------
                      TOTAL U.S. GOVERNMENT AGENCY
                      OBLIGATIONS (COST $60,249,000)                 60,249,000
                                                                   ------------
                      TOTAL INVESTMENTS -- 100.0%
                      (COST $205,735,150)                          $226,259,951
                                                                   ------------

The percentage shown for each investment category is the value of that category as a percentage of the total investments of the fund.

* Non-income producing security.




1. SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

2. FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Accordingly, no provision for U.S. federal income taxes is required.

At September 30, 2004, the tax cost and related gross unrealized appreciation and depreciation were as follows:

          Cost of investments for tax purposes                  $205,735,150
                                                                ------------
          Gross tax unrealized appreciation                     $ 21,889,324
          Gross tax unrealized depreciation                        1,364,523
                                                                ------------
          Net tax unrealized appreciation on investments        $ 20,524,801
                                                                ------------

3. OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

4. INDUSTRY CONCENTRATION RISK: Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                                       2



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hilliard Lyons Research Trust
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date           November 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date           November 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joel Weiss
                         -------------------------------------------------------
                           Joel Weiss, Treasurer & Chief Financial Officer (principal financial officer)

Date           November 22, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.